Other Provisions - Provision for Silicosis Settlement - Reconciliation of the Total Provision for Silicosis Settlement (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of other provisions [line items]
Balance at beginning of year- silicosis	R 255	R 549
Payments	(17)	(153)
Balance at end of year - silicosis	261	255
Current portion of silicosis settlement provision	65	19
Non-current portion of silicosis settlement provision	196	236
Provision raised for settlement
Disclosure of other provisions [line items]
Change in estimate	2	(174)
Time value of money and inflation component	R 21	R 33